Offerings - Offering: 1	May 15, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, no par value per share
Amount Registered | shares	17,224,508
Proposed Maximum Offering Price per Unit	147.19
Maximum Aggregate Offering Price	$ 2,535,275,332.52
Fee Rate	0.01531%
Amount of Registration Fee	$ 388,150.65
Offering Note	Pursuant to Rule 416(a) under the Securities Act, this Registration Statement covers any additional securities as may hereinafter be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.